K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006

March 27, 2020

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1520

Harris Associates Investment Trust

— Oakmark Bond Fund (Advisor Class and Institutional Class)

File Nos. 033-38953; 811-06279

Re:  Request for Selective Review for Post-Effective Amendment No. 62

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Harris Associates Investment Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (“PEA 62”) on behalf of its series and classes listed above.  PEA 62 includes the prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Oakmark Bond Fund as a new series of the Registrant.  The Fund will have two classes of shares - Advisor Class and Institutional Class.  This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

The form and text of the Prospectus (except the sections titled “Fund Summary”, “How the Fund Pursues its Investment Objective”, and “Share Price”) are substantially the same where applicable as the parallel disclosure in the Prospectus contained in the currently effective registration statement for the Registrant and in the following registration statement previously reviewed by the Staff filed pursuant to Rule 485(a):

Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder,

and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class and Institutional Class shares of the Registrant (Accession No. 0001104659-16-142574) (September 1, 2016).

The form and text of the SAI (except the sections titled “The Fund”, “How the Fund Invests”, “Investment Strategies and Risks”, “Net Asset Value”, “Shares Purchased through Intermediaries”, “Redemption In-Kind”, “Liquidity Program”, and “Declaration of Trust”) are substantially the same as parallel disclosure in the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class and Institutional Class shares of the Registrant (Accession No. 0001104659-16-142574) (September 1, 2016).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 62.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 62 will become effective on June 10, 2020.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by May 11, 2020.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9460 or Marguerite Laurent at (202) 778-9403 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Elizabeth M. Johnson

Elizabeth M. Johnson